                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C.  20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                 -----

     Pre-Effective Amendment No.
                                 -----                           -----

     Post-Effective Amendment No. 12 File No. 33-33980             X
                                                                 -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                 -----

     Amendment No. 13 File No. 811-6067                            X
                                                                 -----

                         DIMENSIONAL INVESTMENT GROUP INC.
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

  1299 Ocean Avenue, 11th Floor, Santa Monica CA              90401
  ----------------------------------------------            ----------
     (Address of Principal Executive Office)                (Zip Code)

Registrant's Telephone Number, including Area Code      (310) 395-8005
                                                        --------------
     Irene R. Diamant, 1299 Ocean Avenue, 11th Floor,
     Santa Monica, California 90401
     ---------------------------------------------------
          (Name and Address of Agent for Service)

Copies of communications to Stephen W. Kline, Esquire, Stradley, Ronon, Stevens & Young, Great Valley Corporate Center, 30 Valley Stream Parkway, Malvern, PA 19355, (215) 640-5801.

It is proposed that this filing will become effective
(check appropriate box):

     / /  Immediately upon filing pursuant to paragraph (b)
     / /  On    (date)     pursuant to paragraph (b)
     / /  60 days after filing pursuant to paragraph (a)(1)
     / /  On    (date)    pursuant to paragraph (a)(2) of Rule 485
     /X/  75 days after filing pursuant to paragraph (a)(2).

This Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant intends to file a Rule 24f-2 Notice for Registrant's most recent fiscal year, ended November 30, 1995, on or about January 29, 1996.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

                                    FORM N-1A

                              CROSS REFERENCE SHEET
                            (as required by Rule 404)



FORM N-1A PART A ITEM NO.                              PROSPECTUS LOCATION
-------------------------                              -------------------

     Item 1.   Cover Page.........................     Cover Page
     Item 2.   Synopsis...........................     Highlights
     Item 3.   Condensed Financial Information....     Not Applicable

     Item 4.   General Description of Registrant..     Cover Page; Highlights;
                                                       RWB/DFA U.S. High Book to
                                                       Market Portfolio-
                                                       Investment Objective and
                                                       Policies; Investment
                                                       Objectives and Policies-
                                                       Fixed Income Portfolios;
                                                       Securities Loans; Risk
                                                       Factors; General
                                                       Information

     Item 5.   Management of the Fund.............     Highlights; Management of
                                                       the Portfolios

     Item 6.   Capital Stock and Other Securities.     Highlights; Dividends,
                                                       Capital Gains
                                                       Distributions and Taxes;
                                                       General Information

     Item 7.   Purchase of Securities Being
               Offered............................     Highlights; Purchase of
                                                       Shares; Valuation of
                                                       Shares; Distribution;
                                                       Exchange of Shares

     Item 8.   Redemption or Repurchase...........     Highlights; Redemption of
                                                       Shares

     Item 9.   Pending Legal Proceedings..........     Not Applicable

FORM N-1A PART B ITEM NO.                              LOCATION IN STATEMENT OF
-------------------------                              ADDITIONAL INFORMATION
                                                       ------------------------

     Item 10.  Cover Page.........................     Cover Page

     Item 11.  Table of Contents..................     Table of Contents

     Item 12.  General Information and History....     Other Information

     Item 13.  Investment Objectives and Policies.     Investment Objective and
                                                       Policies; Investment
                                                       Limitations

     Item 14.  Management of the Fund..............    Management of the
                                                       Portfolios; Directors and
                                                       Officers

     Item 15.  Control Persons and Principal
               Holders of Securities..............     Not Applicable

     Item 16.  Investment Advisory and Other
               Services...........................     Management of the
                                                       Portfolios

     Item 17.  Brokerage Allocation and Other
               Practices..........................     Brokerage Transactions

     Item 18.  Capital Stock and Other Securities.     Not Applicable

     Item 19.  Purchase, Redemption and Pricing
               of Securities Being Offered........     Purchase of Shares;
                                                       Redemption of Shares

     Item 20.  Tax Status.........................     Federal Tax Treatment of
                                                       Futures Contracts

     Item 21.  Underwriters.......................     Not Applicable

     Item 22.  Calculation of Performance Data....     Calculation of
                                                       Performance Data

     Item 23.  Financial Statements...............     Not Applicable

FORM N-1A PART C ITEM NO.                              LOCATION IN PART C
-------------------------                              ------------------

     Item 24.  Financial Statements and Exhibits..     Financial Statements and
                                                       Exhibits

     Item 25.  Persons Controlled by or Under
               Common Control with Registrant.....     Persons Controlled by or
                                                       Under Common Control with
                                                       Registrant

     Item 26.  Number of Holders of Securities....     Number of Holders of
                                                       Securities

     Item 27.  Indemnification....................     Indemnification

     Item 28.  Business and Other Connections of
               Investment Advisor.................     Business and Other
                                                       Connections of Investment
                                                       Advisor

     Item 29.  Principal Underwriters.............     Principal Underwriters

     Item 30.  Location of Accounts and Records...     Location of Accounts and
                                                       Records

     Item 31.  Management Services................     Management Services

     Item 32.  Undertakings.......................     Undertakings

                                   PROSPECTUS

                                  MARCH 1, 1996

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              --------------------


     This prospectus describes RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO, RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO and RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO (collectively the "Portfolios"), each a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, (310) 395-8005. Each Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to clients of Reinhardt Werba Bowen Advisory Services ("RWBAS").

     The Fund issues eleven series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. This prospectus relates to three series of shares. The investment objective of RWB/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The investment objective of RWB/DFA Two-Year Corporate Fixed Income Portfolio is to maximize total returns consistent with the preservation of capital and the investment objective of RWB/DFA Two-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agency obligations and consistent with preservation of capital.

     EACH PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF A CORRESPONDING SERIES OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT OFFERS SERIES THAT HAVE THE SAME INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS AS THE PORTFOLIOS. THE INVESTMENT EXPERIENCE OF EACH PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF ITS CORRESPONDING SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "THE PORTFOLIOS."

     This prospectus sets forth information about the Portfolios that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolios, dated March 1, 1996, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.

                              ____________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE

HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO - INVESTMENT
  OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

     Portfolio Characteristics and Policies. . . . . . . . . . . . . . . . . . 5

     Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . 7

INVESTMENT OBJECTIVES AND POLICIES - FIXED INCOME PORTFOLIOS . . . . . . . . . 7

     RWB/DFA Two-Year Corporate
       Fixed Income Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . 7

     RWB/DFA Two-Year Government Portfolio . . . . . . . . . . . . . . . . . . 7

     Description of Investments. . . . . . . . . . . . . . . . . . . . . . . . 8

     Investments in the Banking Industry . . . . . . . . . . . . . . . . . . . 9

     Portfolio Strategy. . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

     Foreign Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . .10

     Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

     Portfolio Strategy. . . . . . . . . . . . . . . . . . . . . . . . . . . .10

     Futures Contracts and Options in Futures. . . . . . . . . . . . . . . . .11

     Banking Industry Concentration. . . . . . . . . . . . . . . . . . . . . .11

     Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . .11

MANAGEMENT OF THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . . .11

     Administrative Services . . . . . . . . . . . . . . . . . . . . . . . . .12

     Client Service Agent. . . . . . . . . . . . . . . . . . . . . . . . . . .12

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . .13


                                       (i)

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14

     In Kind Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . .14

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .15

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .16

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .16

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17



                                      (ii)

                                   HIGHLIGHTS


THE PORTFOLIOS                                                            PAGE 4

     This prospectus relates to three separate Portfolios of the Fund. Each Portfolio, in effect, represents a separate mutual fund with its own investment objective and policies. The investment objective of each Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. Clients of RWBAS may choose to invest in one or more of the Portfolios. Proceeds from the sale of shares of a Portfolio will be invested in accordance with that Portfolio's investment objective and policies. A shareholder will be entitled to a pro rata share of all dividends and distributions arising from the assets of the Portfolio in which he invests. Upon redeeming shares, a shareholder will receive the current net asset value per share of the Portfolio represented by the redeemed shares.


INVESTMENT OBJECTIVE - RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO         PAGE 5

     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in U.S. Large Cap Value Series of the Trust (the "Large Cap Value Series"), which in turn will invest in the common stocks of U.S. companies with shares that have a high book value in relation to their market value. The Large Cap Value Series will purchase common stocks of companies whose market capitalizations equal or exceed that of a company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange (the "NYSE"). (See "RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO - INVESTMENT OBJECTIVE AND POLICIES.")


INVESTMENT OBJECTIVE - RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO  PAGE 7

     The investment objective of the Portfolio is to maximize total returns consistent with the preservation of capital. The Portfolio will invest all of its assets in DFA Two-Year Corporate Fixed Income Series of the Trust (the "Two-Year Corporate Fixed Income Series"), which is expected to commence operations in February, 1996. Generally, the Two-Year Corporate Fixed Income Series will acquire high quality obligations which mature within two years from the date of settlement. In addition, the Two-Year Corporate Fixed Income Series intends to concentrate investments in the banking industry under certain circumstances. (See "FIXED INCOME PORTFOLIOS - INVESTMENT OBJECTIVES AND POLICIES" and "Investments in the Banking Industry.")


INVESTMENT OBJECTIVE - RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO              PAGE 7

     The investment objective of the Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies and consistent with preservation of capital. The Portfolio will invest all of its assets in DFA Two-Year Government Series of the Trust (the "Two-Year Government Series"), which is expected to commence operations in February, 1996. Generally, the Two-Year Government Series will acquire U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement and repurchase agreements. (See "FIXED INCOME PORTFOLIOS -INVESTMENT OBJECTIVES AND POLICIES.")

RISK FACTORS                                                             PAGE 10

      The RWB/DFA High Book to Market Portfolio (indirectly through its investments in the Large Cap Value Series) may invest in financial futures contracts and options thereon. The RWB/DFA Two-Year Corporate Fixed Income Portfolio (indirectly through its investment in the Two-Year Corporate Fixed Income Series) is authorized to invest in dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks and dollar-denominated obligations of foreign issuers traded in the U.S. In addition, the Two-Year Corporate Fixed Income Series is authorized to concentrate investments in the banking industry in certain circumstances. Each Portfolio is authorized to invest in repurchase agreements. Those policies and the policy of the Portfolios to invest in the shares of corresponding Series of the Trust involve certain risks. (See "RISK FACTORS.")


MANAGEMENT AND ADMINISTRATIVE SERVICES                                   PAGE 11

     Dimensional Fund Advisors Inc. (the "Advisor") provides each Portfolio with administrative services and also serves as investment advisor to each Series of the Trust. PFPC Inc. ("PFPC") provides the Portfolios and the Series with certain accounting, transfer agency and other services. RWBAS serves as client service agent to each Portfolio. (See "MANAGEMENT OF THE PORTFOLIOS.")


DIVIDEND POLICY                                                          PAGE 12

     The RWB/DFA U.S. High Book to Market Portfolio and the Fixed Income Portfolios distribute dividends from their net investment income quarterly. Each of the Portfolios will make any distributions from realized net capital gains on an annual basis. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")


PURCHASE, VALUATION AND REDEMPTION OF SHARES                             PAGE 14

     The shares of the Portfolios are offered at net asset value, which is calculated as of the close of the NYSE on each day that the Exchange is open for business. The value of a Portfolio's shares will fluctuate in relation to the investment experience of its corresponding Series. The redemption price of a share of each Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

          None*

ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

     RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
          Management Fee                         0.10%
          Administration Fee                     0.01%
          Other Expenses                         0.24%
          Total Operating Expenses               0.35%

     RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
          Management Fee                         0.15%
          Administration Fee                     0.01%
          Other Expenses                         0.25%
          Total Operating Expenses               0.41%

     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO
          Management Fee                         0.15%
          Administration Fee                     0.01%
          Other Expenses                         0.27%
          Total Operating Expenses               0.43%

     *MOST SHARES OF THE PORTFOLIOS THAT WILL BE PURCHASED THROUGH OMNIBUS ACCOUNTS MAINTAINED BY SECURITIES FIRMS MAY BE SUBJECT TO A SERVICE FEE OR COMMISSION ON SUCH PURCHASES.

     **The "Management Fee" is payable by the Series and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio, and also includes a client services fee of 0.04% payable by the RWB/DFA U.S. High Book to Market Portfolio and a client services fee of 0.03% payable by the Fixed Income Portfolios to RWBAS.

EXAMPLE

     You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:

                                        1 Year         3 Years        5 Years        10 Years
                                        ------         -------        -------        --------
RWB/DFA U.S. High Book to Market
  Portfolio                             $4             $11            n/a            n/a

RWB/DFA Two-Year Corporate
  Fixed Income Portfolio                $4             $13            n/a            n/a

RWB/DFA Two-Year Government
  Portfolio                             $4             $14            n/a            n/a

     The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolios will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE

CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     The table summarizes the aggregate estimated annual operating expenses of both the Portfolios and the corresponding Series. (See "MANAGEMENT OF THE PORTFOLIOS" for a description of Portfolio and Series expenses.) The Board of Directors of the Fund has considered whether such expenses will be more or less than they would have been if each Portfolio were to have invested directly in the securities held by its corresponding Series. The aggregate amount of expenses for a Portfolio and the corresponding Trust Series may be greater than it would have been if the Portfolio were to invest directly in the securities held by the corresponding Trust Series. However, the total expense ratios for the Portfolios and their corresponding Series are expected to be less over time than such ratios would have been if the Portfolios would have invested directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Series, including the corresponding Portfolio, will pay its proportionate share of the expenses of the Series.

     The Portfolios are new and, therefore, their expenses included in the table are the estimated annualized expenses that are expected to be incurred through the fiscal period ending November 30, 1996; and the above example is based on estimated expenses for the current and next two fiscal years and does not extend those estimates over five and ten-year periods. The estimated expenses with respect to the RWB/DFA U.S. High Book to Market Portfolio take into account the actual expenses of the Large Cap Value Series for the fiscal year ended November 30, 1995.


                                 THE PORTFOLIOS

     Each of the Portfolios, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding Series of the Trust, an open-end, management investment company, registered under the Investment Company Act of 1940, that issues Series having the same investment objective as each of the Portfolios. The investment objective of a Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities and the investment objective of a Series of the Trust may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of a Portfolio will receive written notice thirty days prior to any change in the investment objective of its corresponding Trust Series.

     This prospectus describes the investment objective, policies and restrictions of each Portfolio and its corresponding Series. (See "RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO - INVESTMENT OBJECTIVE AND POLICIES" and "FIXED INCOME PORTFOLIOS - INVESTMENT OBJECTIVES AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIOS" for a description of the management and other expenses associated with the Portfolios' investment in the Trust. Other institutional investors, including other mutual funds, may invest in each Series and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolios. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Series other than through the Portfolios.

     The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, a Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. While investment in a Series by other institutional investors offers potential benefits to the Series and, through their investment in the Series, the Portfolios also, institutional investment in the Series also entails the risk that economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in a Series, the remaining investors in that Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Series than the corresponding Portfolio could have effective voting control over the operation of the Series.

     Further, if a Series changes its investment objective in a manner which is inconsistent with the investment objective of a corresponding Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by a Portfolio of its investment in the corresponding Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series corresponding to the RWB/DFA U.S. High Book to Market Portfolio and RWB/DFA Two-Year Corporate Fixed Income Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to these Portfolios. Any net capital gains so realized will be distributed to such a Portfolio's shareholders as described below under "Dividends, Capital Gains Distributions and Taxes."

     Finally, the Portfolios' investment in the shares of a registered investment company such as the Trust is new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Trust Series invest.


                  RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO -
                        INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES

     The investment objective of the RWB/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the U.S. Large Cap Value Series of the Trust (the "Large Cap Value Series"), which has the same investment objective and policies as the Portfolio. The Large Cap Value Series seeks to achieve its objective by investing in common stocks of large U.S. companies with shares that have a high book value in relation to their market value (a "book to market ratio"). A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the NYSE and, except as described below under "Portfolio Structure," will be considered eligible for investment. A company will be considered "large" if its market capitalization (i.e., the market price of its common stock multiplied by the number of outstanding shares) equals or exceeds that of the company having the median market capitalization of companies whose shares are listed on the NYSE. In addition, the Large Cap Value Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock ("privately placed convertible debentures"). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Large Cap Value Series' total assets at the time of purchase.

PORTFOLIO STRUCTURE

     The Large Cap Value Series will operate as a "diversified" investment company. Further, the Large Cap Value Series will not invest more than 25% of its total assets in securities of companies in a single industry. Ordinarily, at least 80% of the assets of the Large Cap Value Series will be invested in a broad and diverse group of readily marketable common stocks of large U.S. companies with high book to market ratios, as described above. The Large Cap Value Series may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities such as money market instruments, including short-term repurchase agreements. The Large Cap Value Series will purchase securities that are listed on the principal U.S. national securities exchanges and traded over-the-counter.

     The Large Cap Value Series will be structured on a market capitalization basis, by generally basing the amount of each security purchased on the issuer's relative market capitalization, with a view to creating in the Large Cap Value Series a reasonable reflection of the relative market capitalizations of its portfolio companies. However, the Advisor may exclude the securities of a company that otherwise meets the applicable criteria described above if the Advisor determines, in its best judgment, that other conditions exist that make the inclusion of such security inappropriate.

     Deviation from strict market capitalization weighing will also occur because the Large Cap Value Series intends to purchase round lots only. In order to retain sufficient liquidity, the relative amount of any security held by the Large Cap Value Series may be reduced, from time to time, from the level which adherence to market capitalization weighing would otherwise require. A portion, but generally not in excess of 20%, of the Large Cap Value Series' assets may be invested in interest-bearing obligations, as described above, thereby causing further deviation from market capitalization weighing. The Large Cap Value Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighing would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighing, they would ordinarily be made in anticipation of further growth of the assets of the Large Cap Value Series. If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the Large Cap Value Series as additional cash becomes available to it. However, the Portfolio and the Large Cap Value Series each has retained the right to borrow to make redemption payments and are also authorized to redeem their shares in kind. (See "REDEMPTION OF SHARES.")

     Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Large Cap Value Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of large U.S. companies with high book to market ratios whose stock is eligible for investment. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased by the Large Cap Value Series. Additional investments will not be made in securities of issuers which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighing and such deviation could be substantial if a significant amount of the Large Cap Value Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale. A further deviation from market capitalization weighing may occur if the Large Cap Value Series invests a portion of its assets in privately placed convertible debentures. (See "Portfolio Characteristics and Policies.")

     It is management's belief that the stocks of large U.S. companies with high book to market ratios offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the Large Cap Value Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Large Cap Value Series.

     The Large Cap Value Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Large Cap Value Series do pay dividends. It is anticipated, therefore, that the Large Cap Value Series will receive dividend income.

PORTFOLIO TRANSACTIONS

     The Large Cap Value Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure," investments will be made in virtually all eligible securities on a market capitalization weighted basis. This is a passive approach to investment management that does not entail taking steps to reduce risk by replacing portfolio equity securities with other securities that appear to have the potential to provide better investment performance.

     Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Advisor may, from time to time, sell portfolio securities when, in its opinion, such action is necessary to pay redemptions in cash. However, the Large Cap Value Series and the Portfolio are authorized to borrow in order to pay redemptions in cash. The Large Cap Value Series may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Large Cap Value Series. In addition, the Large Cap Value Series may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Series. However, securities may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale. The annual portfolio turnover rate is not expected to exceed 25%.


          INVESTMENT OBJECTIVES AND POLICIES - FIXED INCOME PORTFOLIOS

RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

     The investment objective of RWB/DFA Two-Year Corporate Fixed Income Portfolio is to maximize total returns consistent with the preservation of capital. This objective will be pursued by investing the assets of the Portfolio in the Two-Year Corporate Fixed Income Series, which is expected to commence operations in February, 1996. The Two-Year Corporate Fixed Income Series has the same investment objective and policies as the Portfolio. The Two-Year Corporate Fixed Income Series will invest in U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. It is the Two-Year Corporate Fixed Income Series' policy to acquire obligations which mature within two years from the date of settlement. The Two-Year Corporate Fixed Income Series principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The Series will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the NYSE is open for trading. (See "Investments in the Banking Industry.")

RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

     The investment objective of the RWB/DFA Two-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies and consistent with the preservation of capital. This objective will be pursued by investing the assets of the Portfolio in the Two-Year Government Series, which is expected to commence operations in February, 1996. The Two-Year Government Series has the same investment objective and policies as the Portfolio. Generally, the Two-Year

Government Series will acquire U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement. The Two-Year U.S. Government Series will also acquire repurchase agreements.

DESCRIPTION OF INVESTMENTS

     The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios:

                                                            Permissible
                                                            Categories

     RWB/DFA Two-Year Corporate Fixed Income Portfolio         1-7
     RWB/DFA Two-Year Government Portfolio                     1, 2, 6



     1. U.S. GOVERNMENT OBLIGATIONS - Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

     2. U.S. GOVERNMENT AGENCY OBLIGATIONS - Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

     3. CORPORATE DEBT OBLIGATIONS - Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P") and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

     4. BANK OBLIGATIONS - Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will be acquired only if the bank has assets in excess of $1,000,000,000.

     5. COMMERCIAL PAPER - Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.

     6. REPURCHASE AGREEMENTS - Instruments through which the Series purchases securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Series will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Series' total assets would be so invested. The Series will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

     7. SUPRANATIONAL ORGANIZATION OBLIGATIONS - Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

INVESTMENTS IN THE BANKING INDUSTRY

     The Two-Year Corporate Fixed Income Series will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. For the purpose of this policy, which is a fundamental policy of the Two-Year Corporate Fixed Income Series, which can only be changed by a vote of the shareholders of the Series, banks and bank holding companies are considered to constitute a single industry, the banking industry. The RWB/DFA Two-Year Corporate Fixed Income Portfolio has the same fundamental policy, which can only be changed by a vote of the Portfolio's shareholders, except that the Portfolio's policy does not apply to the extent that all or substantially all of its net assets are invested in the Two-Year Corporate Fixed Income Series. When investment in such obligations exceeds 25% of the total net assets of the Two-Year Corporate Fixed Income Series, the Series will be considered to be concentrating its investments in the banking industry.

     The types of bank and bank holding company obligations in which the Two-Year Corporate Fixed Income Series may invest include: dollar-denominated certificates of deposit, bankers' acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Series' established credit rating criteria as stated under "Description of Investments." In addition, the Two-Year Corporate Fixed Income Series is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

PORTFOLIO STRATEGY

     The Two-Year Corporate Fixed Income Series will be managed with a view to capturing credit risk premiums and term or maturity premiums. As used herein, the term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and "maturity risk premium" means the anticipated incremental return for holding securities having maturities of longer than one month compared to securities having a maturity of one month.
The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Two-Year Corporate Fixed Income Series will be chosen with a view to maximizing anticipated monthly returns, net of trading costs.

     The Two-Year Corporate Fixed Income Series and the Two-Year Government Series are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the Two-Year Corporate Fixed Income Series could be 0% to 200%, and the Two-Year Government Series could be 100% to 500%. While the Two-Year Corporate Fixed Income Series and Two-Year Government Series acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor's judgment, the monthly return of the Two-Year Corporate Fixed Income Series or the Two-Year Government Series will be increased as a result of portfolio transactions after taking in to account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.

                                SECURITIES LOANS

     The Portfolios and the corresponding Series of the Trust are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as a Portfolio will only hold shares of its corresponding Series, the Portfolios do not intend to lend those shares. While a Series may earn additional income from lending securities, such activity is incidental to a Series' investment objective. The value of securities loaned may not exceed 33 1/3% of the value of a Series' total assets. In connection with such loans, a Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time, will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.


                                  RISK FACTORS

FOREIGN SECURITIES

     The Two-Year Corporate Fixed Income Series invests in foreign issuers.
Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the Two-Year Corporate Fixed Income Series. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies. The Two-Year Corporate Fixed Income Series may also invest in obligations of supranational organizations. The value of the obligations of these organizations may be adversely affected if one or more of their supporting governments discontinue their support.

BORROWING

     Each Portfolio and each corresponding Series of the Trust has reserved the right to borrow amounts not exceeding 33% of its net assets from banks as a temporary measure for extraordinary or emergency purposes. When advantageous opportunities to do so exist, each Portfolio and each Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging," and, in such circumstances, the net asset value of the Series or Portfolio may increase or decrease at a greater rate than would be the case if the Series or Portfolio had not leveraged. The interest payable on the amount borrowed would increase the Series' or Portfolios' expenses and if the appreciation and income produced by the investments purchased when the Series or Portfolios has borrowed are less than the cost of borrowing, the investment performance of each Series or Portfolio will be reduced as a result of leveraging.

PORTFOLIO STRATEGY

     The method employed by the Advisor to manage the Large Cap Value Series differs from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

     The Large Cap Value Series also may invest in index futures contracts and options on index futures, provided that, in accordance with current regulations, not more than 5% of the Series' total assets are then invested as initial or variation margin deposits on such contracts or options. In addition, to the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

     These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Large Cap Value Series and the prices of such futures contracts and options and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting a Series' ability to close a position in such investments. Gains or losses on investments in options and futures depends on the direction of securities prices, interest rates and other economic factors and the loss from investing in futures transactions is potentially unlimited.

BANKING INDUSTRY CONCENTRATION

     Concentrating in obligations of the banking industry may involve additional risk by foregoing the safety of investing in a variety of industries. Changes in the market's perception of the riskiness of banks relative to non-banks could cause more fluctuations in the net asset value of the Two-Year Corporate Fixed Income Series (and thus, the RWB/DFA Two-Year Corporate Fixed Income Portfolio) than might occur in a less concentrated portfolio.

REPURCHASE AGREEMENTS

     Each Series may invest in repurchase agreements. In the event of bankruptcy of the other party to a repurchase agreement, the Trust could experience delay in recovering the securities underlying such agreements. Management believes that this risk can be controlled through stringent security selection criteria and careful monitoring procedures.


                          MANAGEMENT OF THE PORTFOLIOS

     Dimensional Fund Advisors Inc. serves as investment advisor to each Series and, as such, is responsible for the management of their respective assets. Investment decisions for the Series are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides each Series with a trading department and selects brokers and dealers to effect securities transactions.

     Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization. The Large Cap Value Series, for the fiscal year ended November 30, 1995, paid an investment management fee to the Advisor equal to .10% of its average net assets on an annual basis. Pursuant to the investment management agreements between the Advisor and the Series, the Two-Year Corporate Fixed Income Series and the Two-Year Government Series, each of which is expected to commence operations in February, 1996, pay an investment management fee equal to
 .15%, respectively, of the average net assets of the Series on an annual basis.

     Each Portfolio and Series bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal and, for only a Portfolio, state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio of the Fund or Series of the Trust are so allocated and expenses which are not allocable to a particular Portfolio or Series are borne by each Portfolio or Series on the basis of the amount of fees paid by the Fund or Trust to PFPC, the dividend disbursing and accounting services agent of the Fund.

     The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $12.5 billion. David G. Booth and Rex A. Sinquefield, directors and officers of both the Fund and the Advisor and trustees and officers of the Trust, together own approximately 64% of the Advisor's outstanding stock and may be deemed controlling persons of the Advisor.

     The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolios. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Series. The statement of additional information relating to the Portfolios furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)

ADMINISTRATIVE SERVICES

     The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For these administrative services, each Portfolio pays the Advisor a monthly fee which, on an annual basis, equals .01% of the average daily net assets of each Portfolio.

     PFPC serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the Portfolios' and the Series' custodian and dividend disbursing agent. For its services, the RWB/DFA U.S. High Book to Market Portfolio and RWB/DFA Two-Year Corporate Fixed Income Portfolio each pay PFPC a monthly fee of $1,000 and RWB/DFA Two-Year Government Portfolio pays a monthly fee of $2,600.




CLIENT SERVICE AGENT

     Pursuant to a Client Service Agent Agreement with each Portfolio, RWBAS performs various services for the Portfolios, including establishment of a toll-free telephone number for shareholders of each Portfolio to use to obtain or receive up-to-date account information; providing to shareholders quarterly and other reports with respect to the performance of each Portfolio; and providing shareholders with such information regarding the operations and affairs of each Portfolio, and their investment in its shares, as the shareholders or the Board of Directors may reasonably request. For its services, each Portfolio pays RWBAS a monthly fee which, on an annual basis, equals .04% of the average daily net assets of the RWB/DFA U.S. High Book to Market Portfolio and .03% of the other Portfolios.


                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     Each Portfolio of the Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The RWB/DFA U.S. High Book to Market Portfolio and the Fixed Income Portfolios distribute dividends from their net investment quarterly. The three Portfolios will distribute any realized net capital gains annually after the end of the Fund's fiscal year. Each Portfolio of the Fund is treated as a separate corporation for federal tax purposes.

     As noted above, the RWB/DFA U.S. High Book to Market Portfolio and the Fixed Income Portfolios (collectively the "Corporate Feeder Portfolios") seek to achieve their investment objectives by investing all of their investable assets in a corresponding series of shares of the Trust (collectively "Corporate Series"). The Corporate Series intend to qualify each year as regulated investment companies under the Code.

     A Corporate Feeder Portfolio receives income in the form of income dividends paid by the corresponding Corporate Series. This income, less the expenses incurred in operations, is a Corporate Feeder Portfolio's net investment income from which income dividends are distributed as described above. A Corporate Feeder Portfolio also may receive capital gains distributions from the corresponding Corporate Series and may realize capital gains upon the redemption of the shares of the corresponding Corporate Series. Any net realized capital gains of a Corporate Feeder Portfolio will be distributed as described below.

     As noted above, the RWB/DFA Two-Year Government Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Two-Year Government Series of the Trust. The Two-Year Government Series is classified as a partnership for federal income tax purposes. The RWB/DFA Two-Year Government Portfolio receives a proportionate share of the net investment income and capital gains and losses realized by the Series. This income, less the expenses incurred in operations, is the source from which such Portfolio distributes income and capital gain dividends as described above.

     Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

     Shareholders of all of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless upon written notice to the transfer agent the shareholder selects one of the following options:

     Income Option -          to receive income dividends in cash and capital
                              gains distributions in additional shares at net asset value.

     Capital Gains Option -   to receive capital gains distributions in cash and
                              income dividends in additional shares at net asset value.

     Cash Option -            to receive both income dividends and capital gains
                              distributions in cash.

     Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios of the Fund. Any loss incurred on sale or exchange of a Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     Since virtually all of the net investment income from the Fixed Income Portfolios is expected to arise from earned interest, it is not expected that either of the Portfolios' distributions will be eligible for the dividends received deduction for corporations. The portion of dividends paid by the RWB/DFA U.S. High Book to Market Portfolio from net investment income that is eligible for the corporate dividends received deduction depends on the Portfolio's pro rata share of the aggregate qualifying dividend income received by its corresponding Series from domestic (U.S.) sources.

     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

     A Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.


                               PURCHASE OF SHARES

     Only clients of RWBAS are eligible to purchase shares of the Portfolios. Investors should first contact RWBAS at (800) 336-7266, ext. 124, to notify RWBAS of the proposed investment.

     Most shares of the Portfolios that will be purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of RWBAS may also be subject to investment advisory fees under their own arrangements with RWBAS.

IN KIND PURCHASES

     If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by its corresponding Series as described in this prospectus. Securities to be exchanged which are accepted by the Fund and Fund shares to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer.

     The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included in the Series corresponding to the Portfolio whose shares are to be issued and current market quotations are readily available for such securities;
(2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the corresponding Series may not exceed 5% of the net assets of the Series immediately after the transaction. The Fund will accept such securities for investment and not for resale.

     A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of stockholders. Certificates for fractional shares, however, will not be issued.


                               VALUATION OF SHARES

     The net asset value per share of each Portfolio and corresponding Series is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Series or Portfolio. The value of a Portfolio's shares will fluctuate in relation to the investment experience of the corresponding Series. Securities held by a Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the U.S. Large Cap Value Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

     The value of the shares of the Fixed Income Portfolios, the Two-Year Corporate Fixed Income Series and the Two-Year Government Series will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios and the Series do not seek to stabilize the value of their respective shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. Securities held by the Two-Year Corporate Fixed Income Series and the Two-Year Government Series may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Other assets and securities for which quotations are not readily available will be valued in good faith at fair value using methods determined by the Board of Directors.

     Provided that RWBAS has received the investor's investment instructions in good order and the Custodian has received the investor's payment, shares of the Portfolio selected will be priced at the net asset value calculated next after receipt of the order by PFPC. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

     The public offering price of shares of each Portfolio is the net asset value next determined after the purchase order is received by PFPC; no sales charge is imposed. Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a fee that would be used to reimburse a Portfolio for such cost ("reimbursement fee"). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios and their corresponding Series. Any such charges will be described in the prospectus.


                                  DISTRIBUTION

     The Fund acts as distributor of the Portfolios' shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolios' shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.


                               EXCHANGE OF SHARES

     An investor may exchange shares of one Portfolio for those of another Portfolio described in this prospectus or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company ("DFAIDG"), by first contacting RWBAS and completing the documentation required by RWBAS.

     Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors should contact RWBAS for a list of those portfolios of DFAIDG that accept exchanges.

     The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.

     The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. "Good order" means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the shares of the portfolio being acquired are registered in the investor's state of residence.

     There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, the investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.


                              REDEMPTION OF SHARES

     An investor who desires to redeem shares of a Portfolio must furnish a redemption request to RWBAS in the form required by RWBAS. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC.

     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.


                               GENERAL INFORMATION

     The Portfolios and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods and by linking the actual return of a Portfolio with data for periods prior to the Portfolio's inception. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.

     The Fund was incorporated under Maryland law on March 19, 1990. The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of a Portfolio in a Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

     Whenever a Portfolio, as an investor in its corresponding Trust Series, is asked to vote on a shareholder proposal to change a fundamental investment policy (i.e. a policy that may be changed only with the approval of shareholders) of the Series, the Fund will hold a special meeting of the Portfolio's shareholders to solicit their votes with respect to the proposal. The Directors of the Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in the same proportion as the shares for which they receive voting instructions.

     Shareholder inquiries may be made by writing or calling the Client Service Agent at the address or telephone number appearing on the back cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

CLIENT SERVICE AGENT
Reinhardt Werba Bowen Advisory Services
1190 Saratoga Avenue, Suite 200
San Jose, CA 95129
Tel. No. (800) 366-7266

CUSTODIAN - DOMESTIC
PNC BANK, N.A.
200 Stevens Drive, Airport Business Center
Lester, PA  19113

ACCOUNTING SERVICE AND DIVIDEND DISBURSING AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG
2600 One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                        DIMENSIONAL INVESTMENT GROUP INC.


                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
                      RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO


         1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                           TELEPHONE:  (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 1996


     This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio (collectively the "Portfolios") of Dimensional Investment Group Inc. (the "Fund"), dated March 1, 1996, which can be obtained from the Fund by writing to the Fund at the above address or by calling the above telephone number.


                                TABLE OF CONTENTS

                                                                            PAGE

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . .   2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . .   2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .   3

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS . . . . . . . . . . . . . . . .   6

MANAGEMENT OF THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . .   7

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . .   7

OTHER INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

CALCULATION OF PERFORMANCE DATA  . . . . . . . . . . . . . . . . . . . . .  10

                        INVESTMENT OBJECTIVE AND POLICIES

     The following information supplements the information set forth in the prospectus under the captions "RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO - INVESTMENT OBJECTIVE AND POLICIES" and "FIXED INCOME PORTFOLIOS-INVESTMENT OBJECTIVES AND POLICIES," and applies to the DFA Two-Year Corporate Fixed Income Series (the "Two-Year Corporate Fixed Income Series"), the DFA Two-Year Government Series (the "Two-Year Government Series") and the DFA U.S. Large Cap Value Series (the "Large Cap Value Series") of The DFA Investment Trust Company (the "Trust").

     Because the structure of the Large Cap Value Series is based on the relative market capitalizations of eligible holdings, it is possible that the Large Cap Value Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 and certain requirements of the Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Large Cap Value Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that the Large Cap Value Series will include as much as 5% of the voting securities in any issuer.


                             BROKERAGE TRANSACTIONS

     The Two-Year Corporate Fixed Income Series and the Two-Year Government Series acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions for the Two-Year Corporate Fixed Income Series and the Two-Year Government Series, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Series effect transactions.

     Portfolio transactions will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services. For the fiscal years ended November 30, 1994 and 1993, the Large Cap Value Series paid brokerage commissions of $367,810 and $134,312, respectively. During the fiscal year ended November 30, 1994, the Large Cap Value Series paid $177,095 in commissions (on securities transactions totalling $113,847,315 in value) to brokers which provided market price monitoring services, market studies and research services to the Series.

     Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to assets under its management. Brokerage transactions may be placed with securities firms that are affiliated with an affiliate of the Advisor. Commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated and the frequency of, and the selection of brokers to effect, such transactions would be fair and reasonable to the Portfolio's shareholders.

     The over-the-counter market ("OTC") companies eligible for purchase by the Large Cap Value Series are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

     The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade the Large Cap Value Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Large Cap Value Series can effect transactions at the best available prices.

     Each Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the corresponding Series, except if a Portfolio receives securities from the corresponding Series to satisfy the Portfolio's redemption request. (See "REDEMPTION OF SHARES".)


                             INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of each Series are the same as those of the corresponding Portfolio.

     The Portfolios will not:

          (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

          (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

          (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

          (4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

          (5) borrow, except that the Portfolios may borrow from banks and as a temporary measure for extraordinary or emergency purposes, amounts not exceeding 33% of a Portfolio's net assets from banks and pledge not more than 33% of such assets to secure such loans;

          (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

          (7) with respect to the U.S. Large Cap Value Portfolio invest more than 15% of the value of the Portfolio's total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

          (8) engage in the business of underwriting securities issued by others;

          (9) invest for the purpose of exercising control over management of any company;

          (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

          (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

          (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry, except the RWB/DFA Two-Year Corporate Fixed Income Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under "Investments in the Banking Industry" and as otherwise described under "Portfolio Strategy;"

          (13) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

          (14) purchase warrants, except that the RWB/DFA U.S. High Book to Market Portfolio may acquire warrants as a result of corporate actions involving its holdings of equity securities;

          (15) purchase securities on margin or sell short; or

          (16) acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the RWB/DFA U.S. High Book to Market Portfolio.

     The investment limitations described in (3), (7), (9), (10), (11), (12) and
(16) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as a Series of the Trust.

     The investment limitations described in (1) and (15) above do not prohibit a Portfolio from making margin deposits not exceeding 5% of its net assets.

     Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Series, the Portfolios do not intend to lend those shares.

     For purposes of (7) above, the RWB/DFA Two-Year Corporate Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the

"1933 Act"), subject to the requirements regarding credit ratings stated in the prospectus under "Description of Investments." Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities described below. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     For the purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

     Although not a fundamental policy subject to shareholder approval, the RWB/DFA Two-Year Corporate Fixed Income Portfolio and the RWB/DFA Two-Year Government Portfolio do not intend to invest more than 15% of their total assets in illiquid securities.

      While the RWB/DFA U.S. High Book to Market Portfolio and the RWB/DFA Two-Year Government Portfolio (indirectly through their investment in the corresponding Series) have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

     Unless otherwise indicated, all limitations applicable to the Portfolios' and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Series' total assets will not require a Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                                FUTURES CONTRACTS


     Please note that while the following discussion relates to the policies of the Portfolios with respect to futures contracts, it should be understood that with respect to the Portfolios, the discussion applies to the Series of the Trust in which the Portfolio invests all of its assets.

     The Large Cap Value Series, Two-Year Corporate Fixed Income Series and Two-Year Government Series each may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Series expect to earn income on their margin deposits. Pursuant to current regulations, a Series will not enter into futures contract transactions if immediately thereafter, the sum of its initial and variation margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, to the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "SEC"), the Portfolios or Series may be required to maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Series would continue to be required to continue to make variation margin deposits. In such circumstances, if a Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.


                   FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     Except for transactions a Series has identified as hedging transactions, the Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     In order for a Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Series' business of investing in securities. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Series' annual gross income. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, a Series may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of a Series' fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test. The Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Series' other investments.


                          MANAGEMENT OF THE PORTFOLIOS

     The Advisor has undertaken to reimburse each Portfolio to the extent necessary to satisfy the most restrictive expense ratio required by any state in which the particular Portfolio's shares are qualified for sale. Presently, the most restrictive expense limitation is 2.5% on the first $30,000,000 of average annual net assets of the Portfolio, 2.0% of the next $70,000,000 of such assets, and 1.5% of any excess.


                             DIRECTORS AND OFFICERS

     The names and addresses of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

DIRECTORS

     David G. Booth*, 49, Director, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and
Director: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company. Chairman and Director, Dimensional Fund Advisors Ltd.

     George M. Constantinides, 47, Director, Chicago, IL. Leon Carroll Marshall Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Academic Advisory Council Member, Merrill Lynch & Co.

     John P. Gould, 57, Director, Chicago, IL. Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment company). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors.

     Roger G. Ibbotson, 52, Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman, Institute Study of Security Markets. Chairman and President, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting).

     Merton H. Miller, 72, Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.

     Myron S. Scholes, 54, Director, Greenwich, CT. Frank E. Buck Professor of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment

Companies and Smith Breeden Group of Investment Companies. Limited Partner, Long-Term Capital Management L.P. (money manager).

     Rex A. Sinquefield*, 51, Director, Chairman and Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc., and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.

*Interested Director of the Fund.

OFFICERS

     Each of the officers listed below holds the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.

     Arthur Barlow, 40, Vice President, Santa Monica, CA.

     Truman Clark, 54, Vice President, Santa Monica, CA.

     Maureen Connors, 59, Vice President, Santa Monica, CA.

     Robert Deere, 38, Vice President, Santa Monica, CA.

     Irene R. Diamant, 45, Vice President and Secretary, Santa Monica, CA.
     Associate attorney, Cahill,   Gordon & Reindel, from 1987 to 1991.

     Eugene Fama, Jr., 35, Vice President, Santa Monica, CA.

     David Plecha, 34, Vice President, Santa Monica, CA.

     George Sands, 40, Vice President, Santa Monica, CA. Managing Director, Asset Strategy Consulting, Los Angeles, CA from 1991 to 1992 and previously Vice President, Wilshire Associates, Santa Monica, CA.

     Michael T. Scardina, 40, Vice President, Chief Financial Officer, Controller and Treasurer, Santa Monica, CA.

     Cem Severoglu, 32, Vice President, Santa Monica, CA.

     Jeanne C. Sinquefield, Ph.D., 49, Executive Vice President, Santa Monica,
     CA.

     Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife. Directors and officers as a group own less than 1% of each Portfolio's outstanding stock.

     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1995, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

                                      Aggregate              Total Compensation from
                                     Compensation                     Fund
Director                              from Fund                 and Fund Complex
--------                          ------------------        ---------------------------
George M. Constantinides                $ 5,000                      $30,000
John P. Gould                           $ 5,000                      $30,000
Roger G. Ibbotson                       $ 5,000                      $30,000
Merton H. Miller                        $ 4,000                      $24,000
Myron S. Scholes                        $ 5,000                      $30,000


                                OTHER INFORMATION

     The Fund was known as DFA U.S. Large Cap Inc. from February, 1992 until the Fund amended its Articles of Incorporation in April, 1993 to change to its present name. Prior to a February, 1992 amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The Fund commenced offering shares of the Portfolios in March, 1996.

     The shares of each Portfolio, when issued and paid for in accordance with the Portfolios' prospectus, will be fully paid and nonassessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the Investment Company Act of 1940 (the "1940 Act") or other applicable law. The Fund's by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     PNC Bank, N.A. serves as the custodian for the Portfolios and the Series. The custodian maintains a separate account or accounts for the Portfolios and Series; receives, holds and releases portfolio securities on account of the Portfolios and Series; makes receipts and disbursements of money on behalf of the Portfolios and Series; and collects and receives income and other payments and distributions on account of the Portfolios' and Series' portfolio securities.

     Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements on an annual basis.


                               PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES".

     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business. On other days, the Fund will generally be closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.


                              REDEMPTION OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES".

     The Fund may suspend redemption privileges or postpone the date of payment:
(1) during any period when the NYSE is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "SEC"),
(2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

     If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price by a distribution of readily marketable portfolio securities from the Portfolio in lieu of cash. Upon such a determination by both the Board of Directors of the Fund and Board of Trustees of the Trust, a Portfolio may pay the redemption price, in lieu of cash, by a distribution of portfolio securities that the Portfolio receives from the Series to satisfy the Portfolio's redemption request. Any such redemption by the Series and/or the Portfolio would be in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

     Shareholders may transfer shares of any Portfolio to another person by making a written request therefore to the Advisor who will transmit the request to PFPC. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.


                         CALCULATION OF PERFORMANCE DATA


     As the following formula indicates, each Portfolio and Series determines its annualized total return by finding the annualized total return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

        n
P(1 + T)   = ERV

where:

     P   = a hypothetical initial payment of $1,000

     T   = annualized compounded rate of return

     n   = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

     In addition to the standardized method of calculating performance required by the SEC, the Portfolios and Series may disseminate other performance data. Non-standardized return data may be presented over time periods which extend prior to when a Portfolio or its corresponding Series commenced investment operations by using simulated data consistent with the investment policy of the Portfolio and the Series for that portion of the period prior to the initial investment date. The simulated data would exclude the deduction of Portfolio and Series expenses which would otherwise reduce the returns quotations.

     The Portfolios may compare their investment performance to appropriate market and mutual fund indices.

                                     PART C

                                OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

          PART A:  FINANCIAL HIGHLIGHTS*

          PART B:

               (1)  Statement of Assets and Liabilities*
               (2)  Statement of Operations*
               (3)  Statement of Changes in Net Assets*
               (4)  Financial Highlights*
               (5) Report of Coopers & Lybrand L.L.P., independent accountants, dated January 23, 1995*
               (6)  Notes to Financial Statements*

          (b)  EXHIBITS

               (1)  Form of Articles of Restatement
                    (a) Form of Articles Supplementary
               (2)  Form of By-Laws, as amended
               (3)  None
               (4)  (i)  Specimen Security of The DFA 6-10 Institutional
                         Portfolio**
                   (ii) Specimen Security of The DFA International Value Portfolio**
                  (iii) Specimen Security of DFA International Value Portfolio II**
                   (iv)  Specimen Security of U.S. Large Cap Value Portfolio
                         II**
                    (v)  Specimen Security of U.S. Small Cap Value Portfolio
                         II**
                   (vi) Specimen Security of DFA One-Year Fixed Income Portfolio II**
                  (vii) Specimen Security of DFA International Value Portfolio III**
                 (viii)  Specimen Security of U.S. Large Cap Value Portfolio
                         III**
                   (ix) Specimen Security of DFA Five-Year Government Portfolio II**
                    (x) Specimen Security of RWB/DFA Two-Year Corporate Fixed Income Portfolio
                   (xi)  Specimen Security of RWB/DFA Two-Year Government
                         Portfolio
                  (xii) Specimen Security of RWB/DFA U.S. High Book to Market Portfolio

               (5)  Investment Advisory Agreement**
               (6)  None
               (7)  None
               (8)  Form of Custodian Agreement with Provident National Bank**
                    (i)  Form of Amendment**
                         (a) Form of Amendment Number One+
                         (b) Form of Amendment Number Two+
                         (c) Form of Amendment Number Three+
                         (d) Form of Amendment Number Four+
                         (e) Form of Amendment Number Five+
                         (f) Form of Amendment Number Six
               (9)  (i)  Form of Transfer Agency Agreement with Provident
                         Financial Processing Corporation**
                         (a) Form of Amendment**
                         (b) Form of Amendment Number One+
                         (c) Form of Amendment Number Two+
                         (d) Form of Amendment Number Three+
                         (e) Form of Amendment Number Four+
                         (f) Form of Amendment Number Five+
                         (g) Form of Amendment Number Six
                    (ii) Form of Administration and Accounting Services
                         Agreement with Provident Financial Processing Corporation**
                         (a) Form of Amendment**
                         (b) Form of Amendment Number One+
                         (c) Form of Amendment Number Two+
                         (d) Form of Amendment Number Three+
                         (e) Form of Amendment Number Four+
                         (f) Form of Amendment Number Five+
                         (g) Form of Amendment Number Six
                  (iii) Form of Facility Agreement with Dimensional Fund Advisors Inc.**
                   (iv)  Agreement with DFA Securities Inc.**
                    (v)  Form of Shareholders Agreement**
                   (vi) Form of Administration Agreement re The DFA 6-10 Institutional Portfolio**
                  (vii) Form of Administration Agreement re The DFA International Value Portfolio**
                 (viii) Form of Administration Agreement re DFA International Value Portfolio II**
                   (ix) Form of Administration Agreement re U.S. Large Cap Value Portfolio II**
                    (x) Form of Administration Agreement re U.S. Small Cap Value Portfolio II**
                   (xi) Form of Administration Agreement re DFA One-Year Fixed Income Portfolio II**
                  (xii) Form of Administration Agreement re DFA International Value Portfolio III**

                 (xiii) Form of Administration Agreement re U.S. Large Cap Value Portfolio III**
                  (xiv) Form of Administration Agreement re DFA Five-Year Government Portfolio II**
                   (xv) Form of Administration Agreement re RWB/DFA Two-Year Corporate Fixed Income Portfolio
                  (xvi) Form of Administration Agreement re RWB/DFA Two-Year Government Portfolio
                 (xvii) Form of Administration Agreement re RWB/DFA U.S. High Book to Market Portfolio
                (xviii) Form of Client Service Agent Agreement re RWB/DFA Two-Year Corporate Fixed Income Portfolio
                 (xviv) Form of Client Service Agent Agreement re RWB/DFA Two-Year Government Portfolio
                   (xx) Form of Client Service Agent Agreement re RWB/DFA U.S. High Book to Market Portfolio
               (10) Opinion of counsel**
               (11) Not applicable
               (12) Not applicable
               (13) Form of Subscription Agreement under Section 14(a)(3) of
                    Investment Company Act of 1940**
               (14) None
               (15) None
               (16) Schedules for computation of performance quotations
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing: Post-Effective Amendment No. 9 to the Registration Statement of Registrant on
                    Form N-1A
                    File Nos.:  33-33980 and 811-6067
                    Filing Date:  August 3, 1995
               (17) Not applicable
               (18) Not applicable
               (19) (i) Power of Attorney and certified resolution relating thereto**
                   (ii) Power of Attorney re The DFA Investment Trust Company and certified resolution relating thereto**

      *For all series of shares of the Registrant, except DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III, DFA One-Year Fixed Income Portfolio II, DFA Five-Year Government Portfolio II, RWB/DFA Two-Year Corporate Fixed Income Portfolio, RWB/DFA Two-Year Government Portfolio and RWB/DFA U.S. High Book to Market Portfolio, the audited financial statements were filed on February 2, 1995 with the Securities and Exchange Commission (the "SEC") as DIMENSIONAL INVESTMENT GROUP INC. Annual Report to Shareholders for the period ended November 30, 1994 ("Annual Report") pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "1940 Act") and (1) with respect to the financial statements, they are incorporated by reference into the relevant Statements of Additional Information; and (2) with respect to the Financial Highlights, they are incorporated by reference into the relevant Prospectuses. A duplicate copy of the Annual Report was submitted electronically to the SEC via the EDGAR system on July 20, 1995.

     With respect to DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and DFA One-Year Fixed Income Portfolio the unaudited financial statements contained in the respective reports to shareholders of the Portfolios, dated May 31, 1995, were filed electronically with the SEC via the EDGAR system on August 3, 1995, pursuant to Rule 30b2-1 under the 1940 Act and are incorporated by reference into the Statements of Additional Information of the Portfolios. The financial highlights are set forth in the prospectus of the following Portfolios: DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and DFA One-Year Fixed Income Portfolio.

     **Previously filed with this registration statement and incorporated herein by reference.

     +To be filed by amendment.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT

          None

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

               (1)                           (2)

          Title of Class            Number of Record Holders
          (Par Value $.01)          as of November 30, 1995
          ----------------          ------------------------

     The DFA 6-10 Institutional
     Portfolio                                 2

     The DFA International Value
     Portfolio                                 72

     DFA International Value
     Portfolio II                              1

     U.S. Large Cap Value
     Portfolio II                              1

     U.S. Small Cap Value
     Portfolio II                              1

     DFA One-Year Fixed Income
     Portfolio II                              4

     DFA International Value
     Portfolio III                             1

     U.S. Large Cap Value
     Portfolio III                             2

ITEM 27.  INDEMNIFICATION

          Registrant's By-Laws provide the following:

          With respect to the indemnification of the Officers and Directors of the corporation:

               (a) the Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

               (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

               (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

Registrant's Articles of Incorporation provide:

               SEVENTH: (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                         (b) Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

          The Series' investment advisor (the "Advisor") was organized in May, 1981. The principal place of business of the Advisor is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. The Advisor is engaged in the business of providing investment advice primarily to institutional investors.

          The business, profession, vocation or employment of a substantial nature in which each director and officer of the Advisor is or has been, during the past two fiscal years, engaged for his own account in the capacity of director, officer, employee, partner or trustee is as follows:

          DIRECTORS

          David G. Booth is President, Chairman-Chief Executive Officer and Director of the Advisor, the Registrant, DFA Securities Inc., DFA Investment Dimensions Group Inc. (registered investment company), Dimensional Fund Advisors Ltd., DFA Australia Pty. Limited (registered investment advisor) and Dimensional Emerging Markets Fund Inc. (registered investment company). Mr. Booth is also Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company).

          Eugene Francis Fama, a Director of the Advisor, is the Robert R. McCormick Distinguished Service Professor of Finance, and has been engaged in teaching and research in finance and economics at the Graduate School of

          Business, University of Chicago, Chicago, Illinois, since September, 1963. Mr. Fama also is a Director of DFA Securities Inc.

          John Andrew McQuown, a Director of the Advisor, has been self employed since 1974 as an entrepreneur, financier and consultant to major financial institutions. He is also a Director of Chalone Wine Group, Inc., Mortgage Information Corporation, KMV Corporation and Microsource, Inc.

          David Salisbury, a Director of the Advisor, is Chief Executive Officer of Schroder Capital Management International Inc.

          Rex A. Sinquefield is Chairman-Chief Investment Officer and a Director of the Advisor, the Registrant, DFA Securities Inc., DFA Investment Dimensions Group Inc., DFA Australia Pty. Limited and Dimensional Emerging Markets Fund Inc. Mr. Sinquefield is also Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company and Chairman, Chief Executive Officer and Director of DFA Investment Advisors Ltd.

          Lloyd Stockel, a Director of the Advisor, is the Chairman of Sand County Ventures, Inc. and a Trustee of Muir Investment Trust.

          OFFICERS

          Each of the officers listed below holds the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty. Limited, Dimensional Investment Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd. and Dimensional Emerging Markets Fund Inc.

          Arthur Barlow, Vice President.

          Truman Clark, Vice President.

          Maureen Connors, Vice President.

          Robert Deere, Vice President.

          Irene R. Diamant, Vice President and Secretary.

          Eugene Fama, Jr., Vice President.

          David Plecha, Vice President.

          George Sands, Vice President.

          Michael T. Scardina, Vice President, Chief Financial Officer, Controller and Treasurer.

          Cem Severoglu, Vice President.

          Jeanne C. Sinquefield, Ph.D., Executive Vice President.

          Each of the persons listed below are officers of the Advisor only.

          Daniel Wheeler, Marketing Officer, Santa Monica, CA.

          David Schneider, Marketing Officer, Santa Monica, CA.

          Lawrence Spieth, Marketing Officer, Santa Monica, CA.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a)  None.

          (b) Registrant distributes its own shares. It has entered into an agreement, filed as Exhibit No. 9(iv) to the Registration Statement, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares. This agreement is subject to the requirements of Section 15(b) of the Investment Company Act of 1940.

          (c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          Most accounts and records are maintained by PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. Other records are maintained by Registrant at its business office at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401.

ITEM 31.  MANAGEMENT SERVICES

          Registrant has entered into a Transfer Agency and Dividend Disbursing Agreement and Administration and Accounting Service Agreement with PFPC Inc. which have been filed as Exhibits 9(i) and (ii) to this Registration Statement.

ITEM 32.  UNDERTAKINGS

          (a)  Not applicable.

          (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements for the RWB/DFA Two-Year Corporate Fixed Income Portfolio, the RWB/DFA Two-Year Government Portfolio and the RWB/DFA U.S. High Book to Market Portfolio, which need not be certified, within four to six months from the effective date of the Registration Statement which includes the RWB/DFA Two-Year Corporate Fixed Income Portfolio, the RWB/DFA Two-Year Government Portfolio and the RWB/DFA U.S. High Book to Market Portfolio.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 15th day of December, 1995.

                         DIMENSIONAL INVESTMENT GROUP INC.

                         By:  David G. Booth*
                              -------------------------------
                              David G. Booth
                              President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature                     Title                    Date
     ---------                     -----                    ----

                              Director and
David G. Booth*               Chairman-Chief           December 15, 1995
-------------------------     Executive Officer
David G. Booth
                              Director and
Rex A. Sinquefield*           Chairman-Chief           December 15, 1995
-------------------------     Investment Officer
Rex A. Sinquefield

                              Chief Financial
Michael T. Scardina*          Officer, Treasurer       December 15, 1995
-------------------------     and Vice President
Michael T. Scardina

George M. Constantinides*     Director                 December 15, 1995
-------------------------
George M. Constantinides

John P. Gould*                Director                 December 15, 1995
-------------------------
John P. Gould

Roger G. Ibbotson*            Director                 December 15, 1995
-------------------------
Roger G. Ibbotson

Merton H. Miller*             Director                 December 15, 1995
-------------------------
Merton H. Miller

Myron S. Scholes*             Director                 December 15, 1995
-------------------------
Myron S. Scholes

*By: Irene R. Diamant
    ---------------------------
     Irene R. Diamant
     Attorney-in-Fact
(Pursuant to Power of Attorney previously filed on October 3, 1994, with the SEC as Exhibit 17 to Post-Effective Amendment No. 31 to the Registration Statement of DFA Investment Dimensions Group Inc. (File No. 2-73948)).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 15th day of December, 1995.

                         THE DFA INVESTMENT TRUST COMPANY

                         By:  David G. Booth*
                              -------------------------------
                              David G. Booth
                              President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature                     Title                    Date
     ---------                     -----                    ----

                              Trustee and
David G. Booth*               Chairman-Chief           December 15, 1995
-------------------------     Executive Officer
David G. Booth
                              Trustee and
Rex A. Sinquefield*           Chairman-Chief           December 15, 1995
-------------------------     Investment Officer
Rex A. Sinquefield

                              Chief Financial
Michael T. Scardina*          Officer, Treasurer       December 15, 1995
-------------------------     and Vice President
Michael T. Scardina

George M. Constantinides*     Trustee                  December 15, 1995
-------------------------
George M. Constantinides

John P. Gould*                Trustee                  December 15, 1995
-------------------------
John P. Gould

Roger G. Ibbotson*            Trustee                  December 15, 1995
-------------------------
Roger G. Ibbotson

Merton H. Miller*             Trustee                  December 15, 1995
-------------------------
Merton H. Miller

Myron S. Scholes*             Trustee                  December 15, 1995
-------------------------
Myron S. Scholes


*By: Irene R. Diamant
    --------------------------
     Irene R. Diamant
     Attorney-in-Fact

(Pursuant to Power of Attorney filed on August 2, 1994 with the SEC as Exhibit 17(ii) to the Registration Statement of Dimensional Investment Group Inc. (File No. 33-33980).)

                                  EXHIBIT INDEX


Exhibit No.                   Exhibit
-----------                   -------

99(b)(1)                      Form of Articles of Restatement

99(b)(1)(a)                   Form of Articles Supplementary

99(b)(2)                      Form of By-Laws, as amended

99(b)(4)(x)                   Specimen Security of RWB/DFA Two-Year Corporate
                              Fixed Income Portfolio

99(b)(4)(xi)                  Specimen Security of RWB/DFA Two-Year Government
                              Portfolio

99(b)(4)(xii)                 Specimen Security of RWB/DFA U.S. High Book to
                              Market Portfolio

99(b)(8)(i)(f)                Form of Amendment Number Six to Custodian Services
                              Agreement with PNC Bank, N.A. (formerly Provident
                              National Bank) re RWB/DFA U.S. High Book to Market
                              Portfolio, RWB/DFA Two-Year Corporate Fixed Income
                              Portfolio and RWB/DFA Two-Year Government
                              Portfolio

99(b)(9)(i)(g)                Form of Amendment Number Six to Transfer Agency
                              Agreement with PFPC INC. (formerly Provident
                              Financial Processing Corporation) re RWB/DFA U.S.
                              High Book Market Portfolio, RWB/DFA Two-Year
                              Corporate Fixed Income Portfolio and RWB/DFA Two-
                              Year Government Portfolio

99(b)(9)(ii)(g)               Form of Amendment Number Six to Administration and
                              Accounting Services Agreement with PFPC INC.
                              (formerly Provident Financial Processing
                              Corporation) re RWB/DFA U.S. High Book Market
                              Portfolio, RWB/DFA Two-Year Corporate Fixed Income
                              Portfolio and RWB/DFA Two-Year Government
                              Portfolio

99(b)(9)(xv)                  Form of Administration Agreement re RWB/DFA Two-
                              Year Corporate Fixed Income Portfolio

99(b)(9)(xvi)                 Form of Administration Agreement re RWB/DFA Two-
                              Year Government Portfolio

99(b)(9)(xvii)                Form of Administration Agreement re RWB/DFA U.S.
                              High Book to Market Portfolio

99(b)(9)(xviii)               Form of Client Service Agent Agreement re RWB/DFA
                              Two-Year Corporate Fixed Income Portfolio

99(b)(9)(xviv)                Form of Client Service Agent Agreement re RWB/DFA
                              Two-Year Government Portfolio

99(b)(9)(xx)                  Form of Client Service Agent Agreement re RWB/DFA
                              U.S. High Book to Market Portfolio